Investments in Real Estate	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investments in Real Estate [Abstract]
Investments in Real Estate
4. Investments in Real Estate
As of June 30, 2021 and December 31, 2020, investments in real estate, net, consisted of the following:

	June 30, 2021	December 31, 2020
Building and building improvements	$272,915,691	$272,602,885
Land	40,397,114	40,397,114
Tenant improvements	10,161,277	9,551,645
Furniture, fixtures and equipment	4,968,555	4,822,680
Accumulated depreciation	(17,748,745)	(12,065,888)

Investments in real estate, net	$310,693,892	$315,308,436

4. Investments in Real Estate
As of December 31, 2020 and 2019, investments in real estate, net, consisted of the following:

	December 31, 2020	December 31, 2019
Building and building improvements	$272,602,885	$199,478,457
Land	40,397,114	19,667,140
Tenant improvements	9,551,645	4,314,057
Furniture, fixtures and equipment	4,822,680	2,749,914
Accumulated depreciation	(12,065,888)	(2,865,137)

Investments in real estate, net	$315,308,436	$223,344,431

On December 9, 2020, the Company partnered with TruAmerica, through a joint venture (the “Arbors Joint Venture”) to acquire a fee simple interest in Arbors of Las Colinas (the “Arbors”), a multifamily asset located in
Dallas, Texas for $63.5 million (excluding closing costs). The Arbors Joint Venture acquired the property through a combination of $46.0 million of property-level debt from the Federal Home Loan Mortgage Corporation and equity of $21.3 million funded from the Arbors Joint Venture (consisting of $19.2 million funded by the Company and $2.1 million funded by TruAmerica). The Company owns a 90% interest in the Arbors Joint Venture and TruAmerica owns a 10% interest in the Arbors Joint Venture. The Company has control of the Arbors Joint Venture and TruAmerica acts as the day-to-day
property manager. Neither TruAmerica nor the seller of Arbors are affiliates of the Company or its sponsor.
On February 14, 2020, the Company partnered with Waterford Property Company (“Waterford”) through a joint venture (the “Lakes Joint Venture”) to acquire a fee simple interest in Lakes at West Covina (the “Lakes”), a four story, two building office complex located in West Covina, California, for $40.9 million (exclusive of closing costs). The Lakes Joint Venture acquired the Lakes through a combination of $27.9 million of property-level debt from Wells Fargo Bank, N.A. and equity of $16.6 million funded from the Lakes Joint Venture (consisting of $15.7 million funded by the Company and $0.8 million funded by Waterford). The Company owns a 95% interest in the Lakes Joint Venture and Waterford owns a 5% interest in the Lakes Joint Venture. The Company has control of the Lakes Joint Venture and a third party firm is employed to perform the day-to-day
property management services. Neither Waterford nor the seller of the Lakes are affiliates of the Company or its sponsor.
On December 10, 2019, the Company partnered with Holland Partner Group (“Holland”) through a joint venture (the “Ezlyn Joint Venture”) to acquire a fee simple interest in Ezlyn (the “Ezlyn”), a multifamily asset located in Westminster, Colorado for $81.3 million (exclusive of closing costs). The Ezlyn Joint Venture acquired Ezlyn and paid related closing costs through a combination of $53.0 million of property-level debt from the Federal Home Loan Mortgage Corporation, $26.2 million funded to the Ezlyn Joint Venture by the Company and $2.9 million funded by Holland. The Company owns a 90% interest in the Ezlyn Joint Venture and Holland owns a 10% interest in the Ezlyn Joint Venture. The Company has control of the Ezlyn Joint Venture and Holland acts as the day-to-
day property manager. Neither Holland nor the seller of Ezlyn are affiliates of the Company or its sponsor.
On August 20, 2019, the Company partnered with Hines Interests Limited Partnership (“Hines”) through a joint venture (the “Liberty Joint Venture”) to acquire a fee simple interest in Two Liberty Center (the “Two Liberty Center”), a class “A” office asset located in Ballston, Virginia, for $91.2 million (excluding closing costs). The Liberty Joint Venture acquired Two Liberty Center through a combination of $62.0 million of property-level debt from Bank of America Merrill Lynch and equity of $33.5 million funded from the Liberty Joint Venture (consisting of $32.3 million funded by the Company using borrowings under the Line of Credit and $1.1 million funded by Hines). The Company owns a 96.5% interest in the Liberty Joint Venture and Hines owns a 3.5% interest in the Liberty Joint Venture. The Company has control of the Liberty Joint Venture and Hines acts as the day-to-day
property manager. Neither Hines nor the seller of Two Liberty Center are affiliates of the Company or its sponsor.
On April 11, 2019, the Company partnered with TruAmerica, through a joint venture (the “Anzio Joint Venture”) to acquire a fee simple interest in Anzio Apartments (the Anzio Apartments), a multifamily asset located in Lawrenceville, Georgia, for $59.2 million (excluding closing costs). The Anzio Joint Venture acquired the property through a combination of $44.4 million of property-level debt from the Federal Home Loan Mortgage Corporation, $14.9 million of borrowings under a Line of Credit with an affiliate of Oaktree (the Line of Credit) which were funded as an equity contribution into the Anzio Joint Venture and $1.7 million funded by TruAmerica. The Company owns a 90% interest in the Anzio Joint Venture and TruAmerica owns a 10% interest in the Anzio Joint Venture. The Company has control of the Anzio Joint Venture and TruAmerica acts as the day-to-day
property manager. Neither TruAmerica nor the seller of Anzio Apartments are affiliates of the Company or its sponsor.
The following table provides details of the Company’s properties:

	Initial Cost		Costs Capitalized Subsequent to Acquisition	Gross Carrying Amount (1)
Description	Land	Building and Building Improvements	Building and Building Improvements	Land	Building and Building Improvements	Total	Accumulated Depreciation (2)	Encumbrance	Construction Date
Anzio Apartments	$6,105,370	$52,195,304	$2,040,601	$6,105,370	$54,235,905	$60,341,275	$(3,978,450)	$44,400,000	1986
Two liberty Center	3,074,700	84,117,456	343,420	3,074,700	84,460,876	87,535,576	(3,900,899)	61,971,000	2007
Ezlyn	10,487,070	69,227,189	1,326,995	10,487,070	70,554,184	81,041,254	(2,547,352)	53,040,000	1986
lakes	4,414,576	31,011,962	401,039	4,414,576	31,413,001	35,827,577	(1,569,056)	25,202,380	1990
Arbors	16,315,398	46,313,244	—	16,315,398	46,313,244	62,628,642	(70,131)	45,950,000	1984

Total	$40,397,114	$282,865,155	$4,112,055	$40,397,114	$286,977,210	$327,374,324	$(12,065,888)	$230,563,380

(1)	As of December 31, 2020 and 2019, the aggregated cost basis for tax purposes was $327,374,324 and $226,209,568, respectively.
(2)	Refer to Note 3 for details of depreciable lives.
The following table provides a rollforward of the Company’s investments in real estate for the years ended December 31, 2020 and 2019:

Real estate	For the year ended December 31, 2020	For the year ended December 31, 2019
Balance at the beginning of year	$226,209,568	$—
Additions during the year:
Building and building improvements	73,124,428	199,478,457
Land	20,729,974	19,667,140
Tenant improvements	5,237,588	4,314,057
Furniture, fixtures and equipment	2,072,766	2,749,914

Balance at the end of year	$327,374,324	$226,209,568

Accumulated depreciation
Balance at the beginning of year	$(2,865,137)	$—
Depreciation expense	(9,200,751)	(2,865,137)
Balance at the end of year	$(12,065,888)	$(2,865,137)

Investments in real estate, net	$315,308,436	$223,344,431

The following table summarizes the purchase price allocations of properties acquired during the years ended December 31, 2020 and 2019:

	2019 Acquisitions			2020 Acquisitions
	Anzio Apartments	Two Liberty	Ezlyn	Lakes	Arbors
Building and building improvements	$50,820,175	$80,305,740	$67,860,509	$26,806,026	$44,885,252
Land	6,105,370	3,074,700	10,487,070	4,414,576	16,315,398
Tenant improvements	—	3,811,716	21,923	4,205,936	—
Furniture, fixtures and equipment	1,405,157	—	1,344,757	—	1,427,992
In-place lease intangibles	1,455,254	3,523,143	1,489,264	3,909,726	1,483,614
Lease origination costs	—	1,501,429	—	1,726,732	—
Above-market lease intangibles	—	58,585	—	5,753	—
Below-market lease intangibles	—	(71,598)	—	(44,030)	—

Total purchase price (1)	$59,785,956	$92,203,715	$81,203,523	$41,024,719	$64,112,256

(1)	Purchase price is inclusive of closing costs.